Derivative financial instruments - Disclosure of effect on the income statement and OCI as a result of hedge accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Recycled to other income
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount recycled from OCI due to hedged item affecting income statement, hedges of net investments in foreign operations	£ 0	£ 0
Amount recycled from OCI due to sale of investment, or cash flows no longer expected to occur, hedges of net investments in foreign operations	(34)	(1)
Interest rate risk | Recycled to net interest income
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount recycled from OCI due to hedged item affecting income statement, cash flow hedges	(1,162)	(1,697)
Amount recycled from OCI due to sale of investment, or cash flows no longer expected to occur, cash flow hedges	(1)	(2)
Foreign exchange risk | Recycled to net trading income
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount recycled from OCI due to hedged item affecting income statement, hedges of net investments in foreign operations	1,669	(251)
Amount recycled from OCI due to sale of investment, or cash flows no longer expected to occur, hedges of net investments in foreign operations	£ 0	£ 0